Advances from Shareholders and Related Parties (Details Narrative) (10-K)		12 Months Ended
	Dec. 31, 2015 CAD	Mar. 31, 2016 CAD	Sep. 30, 2016 CAD	May 04, 2016	Mar. 31, 2016 $ / shares	Mar. 31, 2016 CAD CAD / shares shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CAD / shares	Sep. 02, 2015	May 06, 2015	Mar. 31, 2015 CAD
Advances from shareholders			CAD 469,056			CAD 383,990					CAD 367,267
Advances from related party debt percent			20.00%	30.00%		20.00%			12.00%	12.00%
Advances from settled						CAD 75,846
Interest payable						CAD 8,721
Advances from settled, shares | shares						49,371
Shares issued, price per share | CAD / shares						CAD 2.38		CAD 2.38
Extinguishment of debt	CAD 54,975	CAD 117,526
Loss on extinguishment of debt	CAD 19,371	CAD 41,681
USD [Member]
Shares issued, price per share | $ / shares					$ 1.72		$ 1.72